Royalty and Other Property Interests - Disclosure of detailed information about royalty interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	$ 53,425	$ 65,648
Net Additions (Recoveries)	(217)	(29)
Depletion	(5,039)	(5,637)
Impairment	(70)	(5,526)
Cumulative translation adjustments	0	(1,031)
Royalty and other property interests, end of period	48,099	53,425
Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	102,109
Royalty and other property interests, end of period	102,109	102,109
Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(48,684)
Royalty and other property interests, end of period	(54,010)	(48,684)
Royalty Interests
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	51,691	63,198
Net Additions (Recoveries)	(409)	484
Depletion	(5,039)	(5,637)
Impairment	(27)	(5,473)
Cumulative translation adjustments	0	(881)
Royalty and other property interests, end of period	46,216	51,691
Royalty Interests | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	96,286
Royalty and other property interests, end of period	95,877	96,286
Royalty Interests | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(44,595)
Royalty and other property interests, end of period	(49,661)	(44,595)
Royalty Interests | Gediktepe | Türkiye
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	34,528	43,746
Net Additions (Recoveries)	0	0
Depletion	(4,627)	(3,770)
Impairment	0	(5,448)
Cumulative translation adjustments	0	0
Royalty and other property interests, end of period	29,901	34,528
Royalty Interests | Gediktepe | Türkiye | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	43,746
Royalty and other property interests, end of period	43,746	43,746
Royalty Interests | Gediktepe | Türkiye | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(9,218)
Royalty and other property interests, end of period	(13,845)	(9,218)
Royalty Interests | Leeville | USA
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	4,546	6,413
Net Additions (Recoveries)	0	0
Depletion	(405)	(1,867)
Impairment	0	0
Cumulative translation adjustments	0	0
Royalty and other property interests, end of period	4,141	4,546
Royalty Interests | Leeville | USA | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	38,869
Royalty and other property interests, end of period	38,869	38,869
Royalty Interests | Leeville | USA | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(34,323)
Royalty and other property interests, end of period	(34,728)	(34,323)
Royalty Interests | Diablillos | Argentina
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	6,582	7,018
Net Additions (Recoveries)	0	0
Depletion	0	0
Impairment	0	0
Cumulative translation adjustments	0	(436)
Royalty and other property interests, end of period	6,582	6,582
Royalty Interests | Diablillos | Argentina | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	7,224
Royalty and other property interests, end of period	7,224	7,224
Royalty Interests | Diablillos | Argentina | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(642)
Royalty and other property interests, end of period	(642)	(642)
Royalty Interests | Berenguela | Peru
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	1,828	1,949
Net Additions (Recoveries)	0	0
Depletion	0	0
Impairment	0	0
Cumulative translation adjustments	0	(121)
Royalty and other property interests, end of period	1,828	1,828
Royalty Interests | Berenguela | Peru | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	2,006
Royalty and other property interests, end of period	2,006	2,006
Royalty Interests | Berenguela | Peru | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(178)
Royalty and other property interests, end of period	(178)	(178)
Royalty Interests | Revelo Portfolio | Chile
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	1,137	1,326
Net Additions (Recoveries)	(709)	0
Depletion	0	0
Impairment	(27)	(25)
Cumulative translation adjustments	0	(164)
Royalty and other property interests, end of period	401	1,137
Royalty Interests | Revelo Portfolio | Chile | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	1,162
Royalty and other property interests, end of period	453	1,162
Royalty Interests | Revelo Portfolio | Chile | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(25)
Royalty and other property interests, end of period	(52)	(25)
Royalty Interests | Tartan Lake | Canada
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	914	975
Net Additions (Recoveries)	0	0
Depletion	0	0
Impairment	0	0
Cumulative translation adjustments	0	(61)
Royalty and other property interests, end of period	914	914
Royalty Interests | Tartan Lake | Canada | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	1,003
Royalty and other property interests, end of period	1,003	1,003
Royalty Interests | Tartan Lake | Canada | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(89)
Royalty and other property interests, end of period	(89)	(89)
Royalty Interests | Timok | Serbia
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	148	195
Net Additions (Recoveries)	0	0
Depletion	(7)	0
Impairment	0	0
Cumulative translation adjustments	0	(47)
Royalty and other property interests, end of period	141	148
Royalty Interests | Timok | Serbia | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	195
Royalty and other property interests, end of period	195	195
Royalty Interests | Timok | Serbia | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(47)
Royalty and other property interests, end of period	(54)	(47)
Royalty Interests | Other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	2,008	1,576
Net Additions (Recoveries)	300	484
Depletion	0	0
Impairment	0	0
Cumulative translation adjustments	0	(52)
Royalty and other property interests, end of period	2,308	2,008
Royalty Interests | Other | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	2,081
Royalty and other property interests, end of period	2,381	2,081
Royalty Interests | Other | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(73)
Royalty and other property interests, end of period	(73)	(73)
Other Property Interests
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	1,734	2,450
Net Additions (Recoveries)	192	(513)
Depletion	0	0
Impairment	(43)	(53)
Cumulative translation adjustments	0	(150)
Royalty and other property interests, end of period	1,883	1,734
Other Property Interests | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	5,823
Royalty and other property interests, end of period	6,232	5,823
Other Property Interests | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(4,089)
Royalty and other property interests, end of period	(4,349)	(4,089)
Other Property Interests | Revelo Portfolio | Chile
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	0
Net Additions (Recoveries)	709
Depletion	0
Impairment	0
Cumulative translation adjustments	0
Royalty and other property interests, end of period	709	0
Other Property Interests | Revelo Portfolio | Chile | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, end of period	709
Other Property Interests | Revelo Portfolio | Chile | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, end of period	0
Other Property Interests | Perry Portfolio | Canada
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	741	1,321
Net Additions (Recoveries)	(200)	(446)
Depletion	0	0
Impairment	(43)	(53)
Cumulative translation adjustments	0	(81)
Royalty and other property interests, end of period	498	741
Other Property Interests | Perry Portfolio | Canada | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	2,199
Royalty and other property interests, end of period	2,199	2,199
Other Property Interests | Perry Portfolio | Canada | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(1,458)
Royalty and other property interests, end of period	(1,701)	(1,458)
Other Property Interests | Other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	993	1,129
Net Additions (Recoveries)	(317)	(67)
Depletion	0	0
Impairment	0	0
Cumulative translation adjustments	0	(69)
Royalty and other property interests, end of period	676	993
Other Property Interests | Other | Historical cost
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	3,624
Royalty and other property interests, end of period	3,324	3,624
Other Property Interests | Other | Accumulated depletion and other
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning of period	(2,631)
Royalty and other property interests, end of period	$ (2,648)	$ (2,631)